Investment Objectives and Goals	Jan. 31, 2024
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Administrative Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
BOLD Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Institutional Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Insitutional Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Insitutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Insitutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Insitutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Tax Exempt Cash Management Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Investor Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Investor Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Participant Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Participant Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Service Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Spark Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Wealth Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Government Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Obligations Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Wealth Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.